INTANGIBLE ASSETS - Schedule of Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	$ 2,892
Cost at end of year	3,102	$ 2,892
Cost
Reconciliation of changes in intangible assets other than goodwill
Cost at beginning of the year	3,762	4,657
Acquisitions through business combinations	13	0
Additions, net of disposals	40	30
Non cash additions	0	35
Assets reclassified as held for sale	0	(110)
Foreign currency translation	392	(850)
Cost at end of year	$ 4,207	$ 3,762